STOCKHOLDERS' EQUITY (Q2) (Tables)	6 Months Ended
Jun. 30, 2022
STOCKHOLDERS' EQUITY [Abstract]
Schedule of Stock Issued and Outstanding
With the consummation of the business combination, Legacy SpringBig. issued and outstanding shares were converted into shares of SpringBig common stock as follows:
	Legacy SpringBig	Conversion Rate	SpringBig
Series B Preferred	4,585,202	0.59289	2,718,520
Series A Preferred	5,088,944	0.59289	3,017,184
Series Seed Preferred	6,911,715	0.59289	4,097,887
Common Stock	14,105,371	0.59289	8,362,935
	30,691,232		18,196,526